Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Accounting Policies
3.	Significant Accounting Policies
The significant accounting policies applied by the Group in preparing its consolidated financial statements are set out below. The accounting policies have been applied consistently, except for effect of new and amended standards and interpretations of IFRS, to all periods presented in these consolidated financial statements. Refer to (30) New and Amended Standards and Interpretations for the impacts of the adoption of new and revised IFRSs issued by the IASB that are mandatorily effective for the accounting period that begins on or after January 1, 2019 on the Group’s annual consolidated financial statements as of December 31, 2018 and 2019, and for the years ended December 31, 2017, 2018 and 2019.

(1)	Basis of Consolidation
The consolidated financial statements include the accounts of the Group, which are directly or indirectly controlled. Control is generally conveyed by ownership of the majority of voting rights. The Group controls an entity when the Group has power over the entity, is exposed, or has rights, to variable returns from the involvement with the entity and has the ability to affect those returns through its power over the entity.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. If the end of the reporting period of a subsidiary differs from that of the Company, the subsidiary prepares, for the purpose of preparing consolidated financial statements, additional financial statements as of the same date as the consolidated financial statements of the Group.

Non-controlling
interest in a subsidiary is accounted for separately from the parent’s ownership interests in a subsidiary. Profit or loss and each component of other comprehensive income are attributed to the shareholders of the parent and non-controlling
interest, even if this results in the
non-controlling
interest having a deficit balance. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. Any difference between the adjustment to the non-controlling
interest and the fair value of the consideration paid or received is recognized directly in shareholders’ equity as “equity attributable to the shareholders of the Company”.
On February 12, 2016, the board of directors approved the abandonment of the MixRadio service (“MixRadio”) segment. The operation of the MixRadio business was classified as a discontinued operation on March 21, 2016, when the abandonment took effect.
Intercompany balances and transactions have been eliminated upon consolidation.

(2)	Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value, which is the price that would be received to sell such financial instruments or paid to transfer the related liability in an orderly transaction between market participants at the measurement date.

(3)	Business Combinations

(a)	Business combinations
In accordance with IFRS 3
Business Combinations,
each identifiable asset and liability is measured at its acquisition date fair value except for the following:

–	Deferred tax assets or liabilities which are recognized and measured in accordance with IAS 12 Income Taxes; and

–	Employee benefit arrangements which are recognized and measured in accordance with IAS 19 Employee Benefits
Leases and insurance contracts are classified on the basis of the contractual terms and other factors at the inception of the contract or at the date of modification, which could be the acquisition date if the terms of the contract have been modified in a manner that would change its classification.
Contingent liabilities assumed in a business combination are recognized when such liabilities are present obligations and their fair value can be measured reliably.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree and the equity interests issued by the acquirer. Acquisition-related costs are costs the acquirer incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed in the periods in which the costs are incurred and the services are received.

The Group measures goodwill at the acquisition date as:

–	the fair value of the consideration transferred; plus

–	the recognized amount of any non-controlling interest in the acquiree; plus

–	if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree; less

–	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.
Subsequent to initial recognition, goodwill is measured at cost less any accumulated impairment losses.

(b)	Business combinations under common control
A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination, and in which control is not transitory. The Group has accounted for the acquisition of businesses under common control based on the carrying amounts recorded in the consolidated financial statements of the acquired companies. The financial statements of acquired companies have been retrospectively consolidated as part of the Group’s consolidated financial statements as if the acquisition of acquired companies had occurred on the date of its original acquisition by the common control group, regardless of the actual date of acquisition by the Group.

(4)	Associates and Joint Arrangements

(a)	Associates
An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. Significant influence is presumed to exist when the Group holds between 20% and 50% of the voting power of another entity, unless it can be clearly demonstrated that it is not the case.
The Group’s investments in associates are accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost and the carrying amount is adjusted to recognize the Group’s share of the profit or loss and changes in equity of the associate after the date of acquisition. Gains and losses from transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates. Intra-group losses are recognized as an expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.
If an associate uses accounting policies different from those of the Group for like transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in applying the equity method.
When the Group’s share of losses exceeds its interest in associates, the carrying amount of that interest, including any long-term investments, is reduced to nil and the recognition of further losses is discontinued.

(b)	Joint arrangements
A joint arrangement is an arrangement in which two or more parties have joint control. The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement.
Joint operations are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group accounts for the assets, liabilities, revenues and expenses relating to its interest in joint operations in accordance with the IFRSs applicable to the particular assets, liabilities, revenues and expenses.
Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint ventures are accounted for using the equity method.

(5)	Foreign Currencies

(a)	Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency using the reporting date’s exchange rate.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at historical cost are translated using the exchange rate at the date of the initial transactions.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.
Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on the retranslation of equity instruments at FVOCI which are recognized in other comprehensive income.

(b)	Foreign operations
If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to the presentation currency at the average foreign exchange rates for the reporting period. Foreign currency differences are recognized in other comprehensive income.
When a foreign operation is disposed of, the relevant amount after the translation is reclassified to profit or loss as part of profit or loss on disposal. In the event that a partial disposal does not lead to a loss of control in a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling
interest. For partial disposals that involve the loss of control in a foreign operation, the relevant proportion is reclassified to profit or loss.

(6)	Cash and Cash Equivalents
Cash and cash equivalents comprise cash on hand, demand deposits, and short-term investments with maturity dates that are within three months from the purchase dates. Such investments are highly liquid and readily convertible to known amounts of cash. Cash and cash equivalents are subject to an insignificant risk of changes in value and are used by the Group in managing its short-term commitments.

(7)	Financial Assets

(a)	Classification of financial assets
Based on the Group’s business model for managing the financial assets and the characteristics of contractual cash flow of the financial assets, the Group classifies the financial assets by the
following categories. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

i.	Financial assets at amortized cost
Financial assets measured at amortized cost are debt instruments whose contractual cash flows represent solely payments of principal and interest on the principal amount outstanding, and which are held within a business model whose objective is achieved solely by collecting contractual cash flows.

ii.	Financial assets at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income are debt instruments whose contractual cash flows represent solely payments of principal and interest on the principal amount outstanding, and which are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and equity instruments which the Group has made an irrevocable election at the time of initial recognition to account for the equity instruments at fair value through other comprehensive income. The Group made irrevocable election to classify all equity investments (other than those which are accounted for as affiliates under equity method or consolidated) as financial assets measured at FVOCI.

iii.	Financial assets at fair value through profit or loss
Financial assets measured at fair value through profit or loss are the financial assets that are not classified as financial asset at amortized cost or financial assets at fair value through other comprehensive income.

(b)	Measurement of financial assets

i.	Initial measurement
At initial recognition, the Group recognize financial assets in the Consolidated Statements of Financial Position when the Group becomes party to the contractual provisions of the financial assets. The Group measures financial assets at the fair value. Financial assets not classified as financial assets at fair value through profit or loss are measure at fair value, including any transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at fair value through profit or loss are expensed in profit or loss.

ii.	Subsequent measurement
Debt instruments:

(i)	Financial assets at amortized cost
The financial assets at amortized cost are measured at amortized cost using the effective interest method, and related interest income are included in finance income. When the financial asset is derecognized, the difference between amortized cost and consideration received is recognized in profit or loss. When there are changes in the amount of expected credit loss of the financial asset, an impairment gain or loss is recognized in profit or loss.

(ii)	Fair value through other comprehensive income (“FVOCI”)
Subsequent to initial recognition, financial assets are measured at fair value and gains or losses arising from changes in the fair value are recorded in other comprehensive income whereas related interest income and foreign exchange gains or losses are recognized in profit or loss. The Group recognizes impairment gain or loss due to expected credit loss in profit or loss. When debt investments are derecognized, the cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss.

(iii)	Fair value through profit or loss
Subsequent to initial recognition, financial assets are measured at fair value. Gains or losses on debt instruments are recognized in profit or loss.
Equity instruments:
Where the Group has irrevocably elected to designate equity instruments as financial assets measured at fair value through other comprehensive income, any changes in the book value resulting from fair value measurement are recognized as other comprehensive income. There is no subsequent reclassification of cumulative gains or losses previously recognized in other comprehensive income to profit or loss. The accumulated other comprehensive income of the equity instruments measured at FVOCI on which the Group made an irrevocable election are transferred to retained earnings, when such equity instruments are sold. Where the Group has not elected to designate equity instruments as financial assets measured at fair value through other comprehensive income, any changes in the book value resulting from fair value measurement are recognized in profit or loss.
Dividends from equity instruments are recognized in profit or loss as “Other operating income” when the Group’s right to receive payments is established.

(c)	Derivative financial instruments
The Group may use derivative financial instruments, such as exchange forward contracts to hedge its foreign exchange risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured
at fair value. Any gains or losses arising from changes in the fair value of derivatives are recognized in profit or loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

(d)	Derecognition of a financial asset
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability. If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.
Significant accounting policies prior to the adoption of IFRS 9 as of January 1, 2018 were as follows:
Financial assets
The Group classifies and measures financial assets based on the following four categories: financial assets at fair value through profit or loss;
held-to-maturity
investments; loans and receivables; and
available-for-sale
financial assets. The Group recognizes financial assets in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the instrument.
Upon initial recognition, financial assets are measured at their fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the asset’s acquisition. Regular way purchases or sales of financial assets, i.e. purchases or sales under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, are accounted for at the trade date.

(a)	Financial assets at fair value through profit or loss
Financial assets are classified as financial assets at fair value through profit or loss if they are held for trading. Upon initial recognition, transaction costs are recognized in profit or loss when incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

(b)	Held-to-maturity investments
Financial assets with fixed or determinable payments and fixed maturities, for which the Group has the positive intention and ability to hold to maturity, are classified as held-to-maturity
investments. Subsequent to initial recognition,
held-to-maturity
investments are measured at amortized cost using the effective interest method.

(c)	Loans and receivables
Loans and receivables are financial assets with fixed or determinable payments. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, except for loans and receivables for which the effect of discounting is immaterial.

(d)	Available-for-sale financial assets
Available-for-sale
financial assets are those financial assets that are not classified as financial assets at fair value through profit or loss, held-to-maturity
investments or loans and receivables. Subsequent to initial recognition, they are measured at fair value, and any changes in fair value, net of any tax effect, are recorded in other comprehensive income in equity. When a financial asset is derecognized or impairment losses are recognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss.
Dividends on an
available-for-sale
equity instrument are recognized in profit or loss when the Group’s right to receive payment is established.

(e)	Derivative financial instruments
The Group may use derivative financial instruments, such as exchange forward contracts, to hedge its foreign exchange risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured
at fair value. Any gains or losses arising from changes in the fair value of derivatives are recognized in profit or loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Derivative financial instruments embedded in
non-derivative
host contracts are bifurcated and accounted for as separate derivatives when they meet the definition of a derivative, the economic characteristics and risks of the embedded derivatives are not closely related to those of the host contracts, and the contracts are not measured at fair value through profit or loss.

(f)	Derecognition of a financial asset
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.
If the Group retains substantially all the risks and rewards of ownership of the transferred financial assets, the Group continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.
Impairment of Financial Assets
A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. However, losses expected as a result of future events, regardless of likelihood, are not recognized.

Objective evidence that financial assets, including equity securities, are impaired can include significant financial distress of issuers of financial assets or debtors, default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, the disappearance of an active market for a security, or the existence of observable data that shows the negative effect on expected future cash flows of the group of financial assets after the initial recognition can be reliably estimated, though the decrease in expected future cash flows of individual financial assets cannot be reliably estimated.
In addition, for an investment in an equity security classified as an available-for-sale
financial asset, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.
If financial assets have objective evidence that they are impaired, impairment losses should be measured and recognized.

(a)	Financial assets measured at amortized cost
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of its estimated future cash flows discounted at the asset’s original effective interest rate. If it is not practicable to obtain the instrument’s estimated future cash flows, impairment losses are measured by using prices from any observable current market transactions. The Group can recognize impairment losses directly or establish a provision to cover impairment losses. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed by adjusting an allowance account. Financial assets are directly written off when there is no realistic prospect of future recovery.

(b)	Available-for-sale financial assets
While other evidence and indicators are taken into consideration, generally, when the fair value of an available-for-sale
financial asset is below the acquisition cost consistently for a period of six months or more, or, if the fair value of the available-for-sale
financial assets is 20% below its acquisition cost, impairment losses are assessed for such financial asset. When a decline in the fair value of an available-for-sale
financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment even though the financial asset has not been derecognized. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale
are not reversed through profit or loss. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale
increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in gain or loss, the impairment loss is reversed, with the amount of the reversal recognized in profit or loss.

(8)	Financial Liabilities
The Group recognizes financial liabilities in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the financial liability. At the date of initial recognition, financial liabilities are measured at fair value, net of transaction costs. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method.
The Group derecognizes financial liabilities from the Consolidated Statements of Financial Position when it is extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expires).
For convertible bonds, at initial recognition, the book value of the liability component of the bond is the fair value of discounted future cash flows of the bond at a rate of similar debt instruments taking into account the Company’s credit risk excluding the transaction costs from issuing the bond. After the initial recognition, the liability component is measured at amortized cost using the effective interest method. The difference between the fair value of the entire convertible bond and the fair value of the liability component is allocated to the conversion option. The difference is recognized as the equity component at the amount excluding the transaction costs as well as income taxes and is not remeasured subsequently.
Significant accounting policies prior to the adoption of IFRS 9 as of January
 1, 2018 were as follows:
Financial Liabilities
The Group recognizes financial liabilities in the Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the financial liability. At the date of initial recognition, financial liabilities are measured at fair value, net of transaction costs. Subsequent to initial recognition, financial liabilities are measured at amortized cost using the effective interest method.

(9)	Inventories
Inventories, consisting of merchandise for resale, are stated at the lower of cost and net realizable value. Cost is determined on a first-in,
first-out
(“FIFO”) basis. Net realizable value is determined based on the estimated selling price, less costs to sell.

(10)	Share Capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and stock options are recognized as a deduction from equity, net of any tax effects.

(11)	Treasury Shares
Treasury shares are measured at costs and deducted from equity. No gain or loss is recognized on the purchase, sales or cancellation of the Company’s treasury shares. The difference between the book value and consideration received at the times of sales is recognized in equity.

(12)	Property and Equipment
Property and equipment are measured and recognized at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Cost includes any other costs directly attributable to bring the assets to a working condition for their intended use, the costs of dismantling and removing the assets and restoring the site on which they are located.

The cost of replacing a part of property and equipment is included in the carrying amount of the asset or recognized as a separate asset, as necessary, if it is probable that the future economic benefits embodied within the part will flow into the Group and if the cost can be reliably measured. Accordingly, the carrying amount of the replaced part is derecognized. The costs of day to day servicing of property and equipment are recognized in profit or loss as incurred.
Land and assets held within
construction-in-progress
are not depreciated. Depreciation of property and equipment is computed using the straight-line method based on the depreciable amount of the assets over their respective useful lives as provided below. A component that is significant compared with the total cost of an item of property and equipment is depreciated separately over its useful life.
Gains or losses arising from the derecognition of an item of property and equipment are determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other operating income or expenses.
The estimated useful lives for the years ended December 31, 2017, 2018 and 2019 are as follows:

Estimated useful lives (years)
Equipment (mainly consist of servers)	3-5
Furniture and fixtures	3-5
Others	3-5
Depreciation methods, useful lives and residual values are reviewed at each fiscal year-end
and adjusted, as appropriate, if expectations differ from previous estimates. The change is accounted for as a change in an accounting estimate.

(13)	Borrowing Costs
The Group capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are expensed as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale.
To the extent that the Group borrows funds specifically for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings.
To the extent that the Group borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Group shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset, which is the effective interest rate of the general borrowing. The capitalization rate shall be the weighted average of the borrowing costs applicable to the borrowings of the Group that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs that the Group capitalizes during a period shall not exceed the amount of borrowing costs incurred during that period. No borrowing costs were capitalized during the years ended December 31, 2017, 2018 and 2019.

(14)	Intangible Assets
Intangible assets are initially measured at cost and carried at cost less accumulated amortization and accumulated impairment losses after initial recognition.

Within intangible assets with finite lives, customer relationships are amortized by the declining balance method and other intangible assets with finite lives are amortized using the straight-line method over the useful lives of the respective assets as provided below. Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The residual value of intangible assets is assumed to be zero.
The estimated useful lives for the intangible assets with finite lives for the years ended December 31, 2017, 2018 and 2019 are as follows:

Estimated useful lives (years)
Software	2-10
Customer relationships	7
Domain name	20
Others	1-10
The amortization periods and methods for intangible assets with finite useful lives are reviewed at each fiscal year-end.
If expectations differ from previous estimates, the changes will be accounted for as a change in an accounting estimate.
Research and development
Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.
No significant development expenditure was capitalized for the years ended December 31, 2017, 2018 and 2019.

(15)	Leases
Group, as a lessee
The Group mainly leases properties and data centers. A lease contract is normally entered into for a fixed term from 1 year to 5 years but it may include extension options.
Leases are recognized as
right-of-use
assets and the corresponding liabilities when the lease assets become available for use by the Group. Each lease payment is apportioned between repayments of the lease liability and finance costs. The finance costs are accounted for as expenses over the lease term and calculated based on constant periodic rate of interest on the remaining balance of the lease liability. The right-of-use
assets are depreciated over the shorter of the estimated useful life of the asset or the lease term.
The assets and liabilities arising from leases are measured at the present value of the lease at the commencement date. The lease liability includes the net present value of the following lease payments:

–	fixed payments less any lease incentives

–	variable lease payments that depend on an index or a rate

–	amounts expected to be payable under a residual value guarantee

–	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option

–	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease
Lease payments are determined using the discount rate as the interest rate implicit in the lease, if that rate can be readily determined, or the Group’s incremental borrowing rate.
The
right-of-use
assets measured at cost shall comprise:

–	the amount of the initial measurement of the lease liability

–	any lease payments made at or before the commencement date, less any lease incentives received

–	any initial direct cost

–	cost of restoring the underlying asset to the original condition
As a practical expedient, the Group elects, by class of underlying asset, not to separate non-lease
components from lease components, and instead accounts for each lease component and any associated non-lease
components as a single lease component.
The lease payments associated with short-term lease and leases of low-value
assets are recognized as expenses on a straight-line basis.
A short-term lease is a lease that, at the commencement date, has a lease term of 12 months or less. A lease of low-value
asset, for example, comprises low value assets such as office furniture and fixture.
Most of the Group’s property leases include extension options and termination options.
An extension option shall be included in the lease term only if the lessee is reasonably certain to exercise that option.
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. When a lease contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, such assets are defined as a lease transaction.
The amount and term of the lease liabilities are properly reassessed when lease contracts are modified.
When the lease liabilities are remeasured, the Group recognizes the amount of the remeasurement of the lease liability as an adjustment of the right-of-use asset.
Group as lessor
The Group had cancelable lease contracts related to servers, data storage, network equipment, personal computers and software with third parties for the years ended December 31, 2017, 2018 and 2019. The leased assets are included in “Property and equipment” in the Consolidated Statements of Financial Position and are depreciated over their expected useful lives on a basis consistent with similar assets included in property and equipment. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term.
(16)	Impairment of Financial Assets
The Group assesses the expected credit losses associated with its debt instruments measured at amortized cost and FVOCI. The impairment methodology used for estimating expected credit losses depends on whether there has been a significant increase in credit risk after the initial recognition. The Group measures the expected credit losses for the debt instruments measured at amortized cost and FVOCI for which there have been no significant increase in credit risk at the amount equal to twelve-month expected credit losses at the reporting date. For the financial assets measured at amortized cost and FVOCI for which there have been significant increase in credit risk, the Group measures the expected credit losses at the amount equal to the lifetime expected credit losses. The Group uses default ratio calculated based on historical default data of corporate bond ratings in Japan to measure the twelve-month expected credit loss and the lifetime expected credit losses.
For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from the initial recognition of the trade receivables. The expected credit risk of trade receivables is measured using the default ratio calculated based on the Group’s historical experiences on cash collection from trade receivables taking into account forward-looking information such as future economic conditions.
In calculating the expected credit losses, the Group may consider the following forward-looking information:

–	external credit rating (as far as available)

–	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to perform its obligations

–	actual or expected significant changes in the operating results of the customer or the counterparty

–	significant increase in credit risk of the customer or the counterparty

(17)	Impairment of Investments in Associates and Joint Ventures and Other Non-Financial Assets
The Group’s investments in associates and joint ventures and non-financial
assets such as property and equipment, right-of-use assets and intangible assets with definite useful lives, but exclude deferred tax assets and non-current
assets held for sale, are reviewed for impairment at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. In addition, annual impairment tests are performed for goodwill and intangible assets with indefinite useful lives.
If it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of the cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset or CGU is the greater of its value in use or its fair value less costs to sell. The value in use is estimated by applying a pre-tax
discount rate to the estimated future cash flows expected to be generated by the asset or CGU. Such pre-tax
discount rate reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted.
An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill
Goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU that is expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Impairment losses are recognized in profit or loss, and impairment losses recognized for goodwill are not reversed in subsequent periods. On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.

(18)	Employee Compensation

(a)	Short-term employee compensation
Short-term employee compensations are employee compensations that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service. The undiscounted short-term employee compensations are accounted for on an accrual basis over the period in which employees have provided the services.

(b)	Defined benefit plans
The Group has defined benefit plans for employees of subsidiaries located in Korea, Taiwan and Thailand. A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s obligation represents the estimated amount of future benefits that employees have earned in return for their services in the current and prior periods. The calculation is performed annually by an independent actuary using the projected unit credit method. The calculation is reviewed and approved by the management of the Group.
The assets or the liabilities relating to the defined benefit plans were recognized in the Consolidated Statement of Financial Position as the present value of obligations as of the reporting date, excluding the fair value of plan assets.
Current service cost is the increase in the present value of the defined benefit obligation resulting from employee service in the current period. Past service cost, which is the change in the present value of the defined benefits obligation for employee services in prior periods, resulting in the current period from the introduction of, or change to post-employment benefits, is recognized in full in profit or loss in the period in which the plan amendment occurs.
Remeasurement of the net defined benefit liability is mainly comprised of actuarial gains and losses resulting from experience adjustments and the effects of changes in actuarial assumptions. Experience adjustments are the effects of differences between the previous actuarial assumptions and what has actually occurred. The Group recognizes all remeasurements of the net defined benefit liability in other comprehensive income when incurred.
The discount rate used in the present valuation calculation is the yield at the reporting date on high-quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid.

Net interest on the net defined benefit liability is determined by multiplying the net defined benefit liability by the discount rate noted above, taking account of any changes in the net defined benefit liability during the reporting period, as a result of contribution and benefit payments. Interest on the net defined benefit liability is recognized in profit or loss.

(c)	Defined contribution plans
The Group has defined contribution plans for employees of subsidiaries located in Korea. The contribution relating to the plans is recognized as expense when incurred.
(17)	Impairment of Investments in Associates and Joint Ventures and Other Non-Financial Assets
The Group’s investments in associates and joint ventures and non-financial
assets such as property and equipment, right-of-use assets and intangible assets with definite useful lives, but exclude deferred tax assets and non-current
assets held for sale, are reviewed for impairment at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. In addition, annual impairment tests are performed for goodwill and intangible assets with indefinite useful lives.
If it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of the cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset or CGU is the greater of its value in use or its fair value less costs to sell. The value in use is estimated by applying a pre-tax
discount rate to the estimated future cash flows expected to be generated by the asset or CGU. Such pre-tax
discount rate reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted.
An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill
Goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU that is expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Impairment losses are recognized in profit or loss, and impairment losses recognized for goodwill are not reversed in subsequent periods. On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.

(18)	Employee Compensation

(a)	Short-term employee compensation
Short-term employee compensations are employee compensations that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service. The undiscounted short-term employee compensations are accounted for on an accrual basis over the period in which employees have provided the services.

(b)	Defined benefit plans
The Group has defined benefit plans for employees of subsidiaries located in Korea, Taiwan and Thailand. A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s obligation represents the estimated amount of future benefits that employees have earned in return for their services in the current and prior periods. The calculation is performed annually by an independent actuary using the projected unit credit method. The calculation is reviewed and approved by the management of the Group.
The assets or the liabilities relating to the defined benefit plans were recognized in the Consolidated Statement of Financial Position as the present value of obligations as of the reporting date, excluding the fair value of plan assets.
Current service cost is the increase in the present value of the defined benefit obligation resulting from employee service in the current period. Past service cost, which is the change in the present value of the defined benefits obligation for employee services in prior periods, resulting in the current period from the introduction of, or change to post-employment benefits, is recognized in full in profit or loss in the period in which the plan amendment occurs.
Remeasurement of the net defined benefit liability is mainly comprised of actuarial gains and losses resulting from experience adjustments and the effects of changes in actuarial assumptions. Experience adjustments are the effects of differences between the previous actuarial assumptions and what has actually occurred. The Group recognizes all remeasurements of the net defined benefit liability in other comprehensive income when incurred.
The discount rate used in the present valuation calculation is the yield at the reporting date on high-quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid.

Net interest on the net defined benefit liability is determined by multiplying the net defined benefit liability by the discount rate noted above, taking account of any changes in the net defined benefit liability during the reporting period, as a result of contribution and benefit payments. Interest on the net defined benefit liability is recognized in profit or loss.

(c)	Defined contribution plans
The Group has defined contribution plans for employees of subsidiaries located in Korea. The contribution relating to the plans is recognized as expense when incurred.

(19)	Share-based Payments
The Group has granted stock options to directors and employees. The fair values of the stock options are measured at the grant dates. Compensation expenses related to stock options are recognized over the vesting period. Refer to Note 4 Significant Accounting Judgments, Estimates and Assumptions and Note 27 Share-based Payments for more details on the valuation methodology of stock options and the assumptions used in such valuation.
The Group has introduced equity-settled Employee Stock Ownership Plan
(J-ESOP)
and granted points to its employees based on the Group’s Regulations on Stock Compensation in 2017. The fair values of the points are measured at the grant date. Employee compensation expenses related to this plan are recognized over the vesting period. Refer to Note 27 Share-based Payments for more details on the valuation methodology of points and the assumptions used in such valuation.
The Group has introduced cash-settled Employee Stock Ownership Plan
(J-ESOP)
and granted points to its employees based on the Group’s Regulations on Stock Compensation in 2017. The fair values of the liabilities related to the points are measured at each reporting date. Employee compensation expenses related to this plan are recognized over the vesting period and changes to the fair value of the liabilities are recognized through profit or loss. Refer to Note 27 Share-based Payments for more details on the valuation methodology of points and the assumptions used in such valuation.

(20)	Marketing Expenses
The Group incurs marketing expenses to increase brand awareness and to promote the launch of new services. The Group’s marketing expenses are primarily related to advertising in mass media, namely television advertising and advertising on mobile applications, and expenses incurred for brand promotional events. Marketing personnel compensation expenses are not included in marketing expenses and are recorded as part of the employee compensation expenses. Expenditures related to marketing activities are recognized as expenses when incurred.

(21)	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

There are uncertainties about the amount and timing of the cash outflows related to provisions. The risks and uncertainties that inevitably surround events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
The Group’s provisions mainly consist of provisions for restoration obligations for leased property, and provisions for the licensing expense payable to the third-party partners upon redemption of virtual credits and LINE points granted without charge upon exchange of virtual items by customers in the future.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
A provision may only apply to expenditures for which the provision was originally recognized.

(22)	Revenue
The Group mainly operates a cross-platform messenger application, “LINE”, and provides other services including advertising services, sales of communication and content, and LINE character related merchandise sales. Advertising services are provided on the LINE platform through advertising products such as LINE Official Accounts and Sponsored Stickers, as well as the Group’s web portals, livedoor and NAVER Matome. Sales of communication and contents are primarily made to end users in the form of communication products such as LINE Stickers, and contents such as LINE GAME. Refer to Note 5 Segment Information for more details on product lines and services provided. The Group recognizes revenues associated with the transactions by reference to the stage of completion of the transactions at the end of the reporting period. Determination of the stage of completion for the different revenue streams is described below. Revenue is measured at the fair value of the consideration of services provided in the ordinary course of business, less applicable sales and other taxes, where appropriate.
Contract Liability
The Group’s contract liabilities consist of unsatisfied performance obligations and virtual credits arising from advertising services, communication and content sales.
Virtual Credits
Virtual credits, which are the prepaid payment instruments may be purchased with credit cards or cash. Depending on the type of service, end users may make payments using cash, credit cards or the virtual credits issued by the Group. Most of the end-user purchases are processed through payment processing service providers such as Apple App Store and Google Play. A processing fee is charged by the payment processing service providers for each transaction processed which are recognized as “payment processing and licensing expenses” on the Group’s Consolidated Statements of Profit or Loss. Upon the initial sales of the Group’s virtual credits, the Group records proceeds received as contract liabilities on the Consolidated Statements of Financial Position. As prescribed in the terms and conditions between the Group and end users, the Group’s virtual credits are not refundable. However, in the event that the Group discontinues its operations, the Japanese Payment Services Act (Act No. 59 of 2009, the “Payment Services Act”) may require the Group to refund the advances received to the end users. When virtual credits are redeemed for the virtual items within each service in the Group by users, balances of the end users’ virtual credits may be reduced by the price of the purchase, and the related contract liabilities are reclassified to revenues over the applicable revenue recognition periods, as described in the following paragraphs. The total amount of revenues recognized is ultimately equivalent to the gross amount of consideration paid by the end users.
Core Business

(i)	Advertising
The Group’s advertising services mainly consist of accounts advertising, display advertising and other advertising such as web portals.
Accounts advertising
Accounts advertising mainly includes LINE Official Accounts, LINE Sponsored Stickers and LINE Point Ads services.
LINE Official Accounts enable commercial and other advertisers to send messages directly to LINE users who have added the business as a friend. The performance obligation of the Group to advertisers is to maintain the LINE Official Account through the contract period and enable end users to send messages to the LINE Official Accounts at any time during the contract period. Accordingly, the Group recognizes the LINE Official Accounts subscription revenues on a straight-line method over the advertising contract period. In addition, advertisers with LINE Official Accounts may offer Sponsored Stickers to LINE users, who may download them for free. In the LINE Sponsored Stickers contract, only the advertisers are obligated to pay the Group consideration for Sponsored Stickers services, and end users that use Sponsored Stickers do not pay any consideration to the Group, directly or indirectly. Therefore, the Group has determined that only the advertisers are considered “customers”. The performance obligation of the Group to advertisers is to make Sponsored Stickers available to the users for their use at any time over the contract period. Accordingly, the Group recognizes revenues on a straight-line method over the contract period.
The LINE Point Ads service is a
pay-per-action
advertising service offered by the Group. Advertisers pay the Group a predetermined fixed fee per specific action taken by end users, such as the successful downloading of an application or viewing of a commercial. In exchange, the Group publishes the applications or commercials produced by the advertisers on the LINE platform, and issues LINE Points to the end users without charge. The Group has determined that only the advertisers are customers for LINE Point Ads services because only the advertisers pay the transaction consideration to the Group for the advertising services the Group provides and the users who receive LINE Points, do not pay any transaction prices directly or indirectly. For this situation, the Group considers its performance obligation in its contract with its customers (i.e. the advertiser), as its advertisement services which includes issuing LINE Points to users who have taken specific actions agreed with advertisers since the Group does not have any obligations toward the advertisers to manage LINE Points or to provide users other services in exchange for the LINE Points. As a result, the Group recognizes revenue at the time LINE Points are issued to users as the Group’s performance obligation toward the advertisers is satisfied upon issuance of LINE points. For the LINE points granted without charge to the users, the Group recognizes the expenses as provisions at the same time as LINE points are issued.

Until the year ended December 31, 2017 and prior to the adoption of IFRS 15, the Group recognized revenue from LINE Point Ads service in the period in which an end user takes the action the advertisers contracted for, excluding the portion of revenue attributable to the LINE Points issued by the Group. The portion of the revenue attributable to LINE Points was measured at the fair value of LINE Points. Revenue related to unused LINE Points at the end of the reporting period was deferred, while revenue related to the redeemed LINE Points was recognized in accordance with the revenue recognition policy for the virtual item purchased. The fair value of LINE points is estimated based on the amount required for a user to settle a transaction.
Display Advertising
Display advertising mainly consists of Timeline and LINE NEWS. The Group has contractual relationships with advertisers for which it provides the Group with rights to receive compensation based on specific actions by users such as impressions, views, and clicks. The Group’s performance obligation is to present the advertisement to users at any given time. The display advertising revenues are recognized when such actions specified in
the contract are fulfilled.
Other Advertising
Other advertising services mainly consist of job listing and web portal advertising. The Group’s performance obligation is to publish advertisements and/or presenting the advertisements to users. Revenues from such advertising services are recognized over the advertising contract periods on a straight-line method if the contract is for a certain period of time. If the advertising contract includes the rights to receive payments based on specific actions such as impressions, views and clicks, the Group recognizes revenue under such specific actions under the contract are fulfilled.
For advertising services such as LINE Official Accounts, an advertising agency may be involved to obtain contracts from customers and provide, on behalf of the Group, services to customers such as formatting advertisement publications to comply with the Group’s specification or standards of advertisement publications. Since the service provided by an advertising agency is provided to customers based on the Group’s specification or standards of advertisement publication, the Group determined that the Group controls the service provided by the advertising agency and thus the Group is the principal in the transaction. The Group recognizes revenue based on the total consideration received from a customer, including the consideration payable for the service provided by the advertising agency.
Moreover, in considering that the consideration payable for the aforementioned services provided by the advertising agency is the cost arising in relation to the contract with the advertiser as a customer, the Group recognizes costs of contract which consist of consideration payable to the advertising agency as an asset and such costs are expensed as related revenues are recognized. If the advertising contract is renewed at the end of the original term, another consideration payable to the advertising agency will be recognized, and such cost will be expensed during the period that related revenue of the advertising contract is recognized.

(ii)	Communication
Communication includes primarily LINE Stickers, LINE Creator Stickers and emoji (collectively, “the Stickers”). The Stickers are emoticons that end users may purchase and use in instant messaging. Payments may be made with cash, virtual credits, LINE Points or credit cards.
When virtual credits are redeemed for the purchase of the Stickers, the end users’ virtual credits balances are reduced by the price of the purchase, and the virtual credits redeemed are recognized as revenues over the estimated usage period for the Stickers. The Group acts as a principal in providing the Stickers to end users. The Group determines that Stickers are a similar to the concept of a service of standing ready. The performance obligation of the Group to the customers which are the users who purchased the Stickers is to make the Stickers available to the users for their use at any given time. Accordingly, the users receive the benefit of the services and consume such services as the Group makes the Stickers available to the users for their use. Therefore, the Group determines that its performance obligation is satisfied over a certain period of time. The Group estimated such usage period to be 90 days and approximately 100 days for the years ended December 31, 2018 and 2019, respectively, based on the historical usage pattern. The Group also determined that the users receive the benefits of the services evenly, thus the Group recognizes revenue on a straight-line method over the estimated usage period.

(iii)	Content—LINE GAME and Applications
Content mainly consists of LINE GAME developed by the third party or the Group and applications developed by the Group.

–	Games developed by third-party game developers
All games developed by third-party game developers are free to download from the LINE platform. End users may purchase in-game
virtual items with cash or credit cards.
The Group enters into revenue sharing arrangements with the third-party game developers. The terms of such arrangements provide that when end users purchase in-game
virtual items sold by the game developer via the LINE platform, the Group receives a fixed percentage of the net proceeds received from payment processing service providers.
With respect to the sale of
in-game
virtual items to end users, the Group has determined that the third-party game developer is the primary obligor for the game-related services, as the third-party game developers have the primary responsibility for creating the in-game
virtual items which end users may purchase and use in the mobile games, and developing, maintaining and updating the mobile games.
The Group views the third-party game developers to be its customers, and the Group’s performance
obligation

to
its customers over the term of the game are: 1) channeling users to the mobile games, 2) providing payment processing services, and 3) providing server hosting services.
The Group determined that each deliverable was a separate unit of account and measured each selling price of channeling services, payment processing services and server hosting services based on the ratio of stand-alone selling price. The stand-alone selling price for the channeling services and server hosting services are estimated based on the cost-plus-margin pricing, taking into consideration other stand-alone terms and conditions, historical costs, and the industry profit margin range of our competitors. The Group also estimates the stand-alone selling price for the payment processing services based on the cost-plus-margin pricing, taking into consideration historical costs and the industry profit margin range of our competitors.
The Group’s performance obligations with respect to channeling services are fulfilled at the time that the in-game
virtual item is purchased by an end user and accordingly, the revenues attributable to the channeling services are recognized at the time of purchase.
Game termination announcements are made by sending notifications to end users two months prior to game termination. Once the game termination announcement is made, in-game
virtual items are no longer available for purchase, but the game is still available to end users for the remaining two-month
period and the payment will be made three months after the purchase of the in-game
virtual items. Accordingly, subsequent to the announcement of game termination, the Group is required to provide services for a total of three additional months; two additional months of hosting services, i.e. up until game termination, and three additional months of payment processing services, i.e. up until one month after game termination, as payment processing services are provided on a three-month time lag.
The Group’s performance obligations with respect to the hosting services and payment processing services are fulfilled each month as such services are provided, i.e. from game inception through game termination, and from game inception through one month subsequent to game termination, respectively. Accordingly, the revenues attributable to the hosting services and payment processing services are recognized on a straight-line basis over the service periods as described above. However, as the Group does not generate revenues subsequent to the announcement of game termination, the Group defers the revenue attributable to the post-termination-announcement performance obligations for hosting services and payment processing services from the amounts received in the first month of the arrangement, and recognizes such revenues over the two and three months, respectively, following the announcement of game termination.
The Group began providing third party games on its platform in 2012. As of December 31, 2019, the average life of third party games, which included both active and terminated third party games, was approximately 23 months.

–	Internally developed games and applications
Principal vs Agent
The Group also provides games and applications (“apps”) developed internally for end users and considers itself the principal in providing the games or apps to end users. The Group’s primary responsibility is to develop, maintain and provide the games and apps, and in-game/in-app
virtual items to end users.

Consumable and durable virtual items
All games and apps are free to download; however,
in-game/in-app
virtual items developed by the Group may be purchased with cash, credit cards or the Group’s virtual credits within the games/apps. The Group offers both consumable and durable virtual items in its internally developed games and apps.
Revenue recognition for consumable virtual items
The characteristics of consumable virtual items include virtual items that are consumed by end users’ specific actions and do not provide end users with any continuing benefits. The consumable virtual items offered by the Group is comparable to a service of standing ready and the performance obligation of the Group with respect to the consumable virtual items purchased by end users is to make the consumable virtual items available to the users for their use at any given time. The period from the time the end user first purchased the consumable virtual item until the user consumed the item is the performance obligation period; however, consumable virtual items offered by the Group are generally consumed upon purchase by end users. Accordingly, the Group recognizes revenues attributable to consumable virtual items upon sale.
Revenue recognition for durable virtual items
A durable virtual item represents an item that provides the end user with continuing benefits. The durable virtual items offered by the Group is comparable to a service of standing ready and the performance obligation of the Group with respect to the durable virtual items purchased by end users is to make the durable virtual items available to the users for their use at any given time. The period of benefit of a durable virtual item generally ends at the earliest of 1) an item ceasing to provide further benefits to an end user (i.e., the period of benefit is represented by the usage period of such item), 2) an item being removed from the game board or app, by specific in-app/in-game
actions taken by an end user, or 3) an end user abandoning the game or app. Accordingly, the Group determines that revenue attributable to durable virtual items is recognized either a) on a straight-line basis over the estimated usage period, or b) when the Group cannot estimate the estimated usage period upfront, on a straight-line basis over the estimated average playing period of paying users adjusted for any virtual items removed from the game board or app.

(a)	Revenue recognition for the estimated usage period of the durable virtual items
The estimated usage period for durable virtual items is developed by taking into consideration historical data on purchase patterns and user usage behavior. For the years ended December 31, 2017, 2018 and 2019, the Group recognizes revenues through the estimated usage period for durable virtual items in one of the internally developed games. For the years ended December 31, 2017, 2018 and 2019, the usage periods were estimated to be a several days and the sales generated by such durable items were immaterial.

(b)	Revenue recognition for the durable virtual items which the estimated usage period cannot be estimated

(1)	Revenue recognition by estimating average playing period
The Group defines the playing period as the period from when a paying user first purchased virtual credits to when a paying user is deemed to have become inactive, i.e. when a paying user has not logged onto the game/app for two consecutive months. To estimate the average playing period for a paying user, the Group analyzes monthly cohorts composed of paying users who made their first purchase of virtual credits during such month. The Group tracks these monthly cohorts and analyzes the dates on which paying users within each cohort become inactive. Based on the actual data observed, the Group extrapolates the future declines in paying users to determine the ending point of a paying user’s life beyond the date for which observable data is available. The Group then uses the actual and extrapolated data to calculate the average playing period. The Group recognizes revenues arising from internally developed apps by using the estimated average playing periods. For the years ended December 31, 2017, 2018 and 2019, the estimated average playing periods ranged from approximately 2 months to 30 months, 15 months to 30 months and 1 month to 32 months, respectively.

(2)	Adjustment of the items removed from the game board or app
Revenue attributable to the durable virtual items removed from the game board or app is recognized by developing estimated removal rates, i.e. the rates at which durable virtual items are being removed from the game board or app by end users, and applying such rates to total sales generated from durable virtual items.
Recognition of revenue upon launching a new game or app
Upon launching a new game/app, the Group evaluates the nature of the virtual items, the behavior of end users with respect to such items and the availability of supporting data in determining the related revenue recognition policy. The Group may also consider other existing internally developed games/apps data and industry data in determining the related revenue recognition policy if insufficient history has been developed for such new game/app. In the situation where the Group does not have sufficient data to analyze user behavior, and cannot identify any similar games/apps to serve as references for the Group to reasonably estimate the life of the game/app, the Group defers all sales until such history is developed. Once sufficient history is developed, the Group assesses the estimations (such as the estimated usage period and the estimated average playing period for paying users), for durable virtual items quarterly on a game/app by game/app basis.
Estimated revenue
The Group recognized revenues for virtual items which continued to be available to end used over the average playing period for this game, as it has sufficient history to reasonably estimate the average playing period for all internally developed games.

Strategic business
LINE Friends
Revenues from LINE Friends primarily consist of the sales of LINE character merchandise. Revenue from the sale of goods is mainly recognized when customers obtain control over the goods, usually on delivery of the goods. Revenue from the sale of goods is measured at transaction price, adjusted for any discounts.
Significant financing components
There are no significant financing components (i.e. payment terms exceeding one year) within the services provided to customers by the Group.

(23)	Finance Income and Finance Costs
Finance income mainly comprises interest income from time deposits and held-to-maturity
investments. Interest income is recognized as it accrues in profit or loss, using the effective interest method.
Finance costs comprise interest expense on corporate bonds, borrowings and leases, as well as unwinding of the discount on provisions. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

(24)	Other Non-Operating Income and Expenses
For the year ended December
 31, 2017
Other
non-operating
income comprises dividend income, gains on the disposal of
available-for-sale
financial assets, and changes in the fair value of financial assets at fair value through profit or loss. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.
Other
non-operating
expenses comprise changes in the fair value of financial assets at fair value through profit or loss, and impairment losses recognized on available-for-sale
financial assets.
For the year ended December
 31, 2018 and 2019
Other
non-operating
income mainly comprises dividend income, changes in the fair value of financial assets at fair value through profit or loss. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established.
Other
non-operating
expenses comprise changes in the fair value of financial assets at fair value through profit or loss.

(25)	Income Taxes
Income tax expenses comprise current and deferred tax. Current tax and deferred tax are recognized in profit or loss, except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

(a)	Current tax
Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit.

(b)	Deferred tax
Deferred tax is recognized using the asset-liability method in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that taxable profit will be available against which they can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.
The Group recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group recognizes a deferred tax asset for all deductible temporary differences arising from investments in subsidiaries, associates and joint ventures, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow, in a manner that the Group expects, at the end of the reporting period to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets, and they relate to income taxes levied on the same taxable entity by the same tax authority.

(26)	Earnings per Share
The Group presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to the holders of common shares of the Company by the weighted average number of common shares outstanding during the year, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to the holders of common shares and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, such as stock options granted to directors and employees of the Group. Potential common shares are antidilutive when their conversion to common shares would increase earnings per share or decrease loss per share from continuing operations. The calculation of diluted earnings per share does not assume conversion, exercise, or other issue of potential common shares that would have an antidilutive effect on earnings per share.

(27)	Operating Segments
The Group identifies operating segments based on the internal report regularly reviewed by the Group’s Chief Operating Decision Maker to make decisions about resources to be allocated to segments and assess performance. An operating segment of the Group is a component for which discrete financial information is available. The Chief Operating Decision Maker has been identified as the Company’s board of directors.

(28)	Discontinued Operations and Non-current Assets Held for Sale
Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for sale or has been disposed of, if the component either (1) represents a separate major line of business or geographical area of operations and (2) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations or (3) is a subsidiary acquired exclusively with a view to resale.
The Group determined to dispose its MixRadio business in February 2016. In the Consolidated Statements of Profit or Loss, (loss)/profit from the discontinued operations is reported separately from profit/(loss) from continuing operations; prior periods are presented on a comparable basis. The cash flows from discontinued operations are presented in Note 23 Discontinued Operations. References made to the Consolidated Statements of Profit or Loss, except for those noted in Note 23 Discontinued Operations, are related to continuing operations.
In the event that certain
non-current
assets and disposal groups whose carrying values will be recovered principally through a sale rather than through continuing use, such non-current
assets and disposal groups are classified as held for sale.
Non-current
assets or disposal groups classified as held for sale or held for disposal are measured at the lower of their carrying amount or fair value less costs to sell, unless these items presented in the disposal group are not part of the measurement scope as defined in IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations.

(29)	Standards Issued but not yet Effective
The standards and interpretations that are issued but not yet effective as of December 31, 2019 are not expected to have a material impact on the Group. The standards and interpretations issued but not yet effective have not been adopted early by the Group.

(30)	New and Amended Standards and Interpretations
The material impacts of the adoption of new and revised IFRSs issued by the IASB that are mandatorily effective for an annual period beginning on or after January 1, 2019 on the Group’s annual consolidated financial statements as of December 31, 2018 and 2019, and for the years ended December 31, 2017, 2018 and 2019 are as follows.
The standard that is effective for annual period beginning on or after January 1, 2019:
IFRS16
Leases
The Group has adopted IFRS 16
Leases
from the fiscal year beginning January 1, 2019. The Group has applied the modified retrospective method permitted by IFRS 16 and recognized the cumulative amount of the impact as of January 1, 2019 upon adoption of the standard. As a result, the Group has not restated the amounts in the comparative reporting period prior to adoption of IFRS 16.
IFRS 16 sets out the principal for the recognition, measurement, presentation and disclosure of lease contracts for lessees and lessors. Under IFRS 16, lessees no longer make a distinction between finance and operating leases as required under IAS 17, and apply a single accounting model. At the commencement date of a lease, lessees recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use
assets). Subsequently, lessees are required to recognize separately the interest expense on the lease liability and the depreciation expense on the right-of-use
assets. The
right-of-use
assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the assets or the lease term. Lessors accounting under IFRS 16 remains substantially unchanged from IAS 17.
Upon the adoption of IFRS 16, the Group recognized lease liabilities for its leases previously classified as operating lease under IAS 17. The lease liabilities were measured at the present value of the remaining lease payments, discounted at the incremental borrowing rate as of January 1, 2019. The weighted average incremental borrowing rate used for the lease liabilities as of January 1, 2019 was 2.21%.
The Group applied the following practical expedients permitted by IFRS 16 when applying IFRS 16:

–	Relied on its assessment of whether leases are onerous applying IAS 37 immediately before the date of initial application as an alternative to an impairment review.

–	Accounted for operating leases with less than 12 months of lease term remaining as of January 1, 2019 for as short-term leases.

–	Used hindsight when determining the lease term of contract including extension options and/or termination options.
The Group elected not to apply IFRS 16 to the agreements that were not identified as containing a lease component applying IAS 17 and IFRIC 4
Determining whether an Arrangement contains a Lease.

(In millions of yen)

Commitments for operating lease as of December 31, 2018 as disclosed in the Group’s consolidated financial statements	58,688
(Less) Short-term leases recognized as an expense on a straight-line basis	(545)
(Less) Leases of low-value assets recognized as an expense on a straight-line basis	(29)
(Less) Lease contracts commenced on or after January 1, 2019	(3,092)

Lease liabilities before discounts	55,022
Discounts using the Group’s incremental borrowing rate	(7,009)

Lease liabilities recognized at January 1, 2019	48,013

As a result of above, the Group recognized 46,279 million yen and 48,013 million yen for the right-of-use
assets and lease liabilities, respectively, in the Consolidated Statement of Financial Position as of January 1, 2019.
Due to the adoption of IFRS 16, the infrastructure and communication expenses which included operating lease expenses, and other operating expenses which also included operating lease expenses decreased by 1,334 million yen and 10,433 million yen, respectively, for the fiscal year ended December 31, 2019. The depreciation and amortization expenses which included the depreciation expenses of right-of-use
assets, and finance costs which included interest expenses for lease liabilities increased by 10,435 million yen and 1,215 million yen, respectively, for the fiscal year ended December 31, 2019. In addition, net cash used in operating activities decreased by 9,167 million yen compared to that under IAS 17, due to cash payments for the principal portion of the lease liabilities being classified
a
s
cash flows from financial activities.
Significant accounting policies prior to the adoption of IFRS 16 were as follows:
Lease Transactions
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such assets are defined as a lease transaction.

(a)	Finance Leases
Leases that transfer substantially all risks and benefits of ownership of the leased item to the lessee are classified as finance leases.
Group as lessee
Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. The discount rate to be used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease, if this is practicable to determine; if not, the lessee’s incremental borrowing rate shall be used. The minimum lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. A leased asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

(b)	Operating Leases
All lease arrangements, except finance leases that have been capitalized in the Consolidated Statements of Financial Position, are classified as operating leases.
Group as lessee
For operating lease transactions, lease payments are recognized as an expense using the straight-line method over the lease term in the Consolidated Statements of Profit or Loss.
Group as lessor
The Group had cancelable lease contracts related to servers, data storage, network equipment, personal computers and software with third parties for the year ended December 31, 2018. The leased assets are included in “Property and equipment” in the Consolidated Statements of Financial Position and are depreciated over their expected useful lives on a basis consistent with similar assets included in property and equipment. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term.